Share Capital (Details) - USD ($)	4 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 23, 2023	Feb. 17, 2021
Share Capital (Details) [Line Items]
Exercised warrants (in Shares)	992,149
Return amount	$ 3,969,000
Shares return value		$ 744,000	$ 1,700,000	$ 1,800,000
Issuance costs						$ 3,200,000
Description of Investors transferred		On the same date, one of the Company’s investors transferred the Company an amount of $1,000 by way of an equity investment, and the Company issued to the investor 250,000 ADSs representing 250,000 ordinary shares and a warrant to purchase up to 250,000 ADSs representing 250,000 ordinary shares.
Equity investment		$ 1,000
Investor shares (in Shares)		250,000
Fair value of options granted		$ 747,000	$ 3,970,000	$ 1,094,000
Employee Benefits and Share-Based Compensation		$ 1,342,000
Weighted average period		1 year 7 months 20 days
Shares issued (in Shares)					969,886
Price per share (in Dollars per share)					$ 6.39
Options granted					$ 583,979
Fair value		$ 579,000
Term dividend yield		6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days
Dividend yield percentage		0.00%
Expenses		$ 523
Common Stock [Member]
Share Capital (Details) [Line Items]
Exercised shares (in Shares)		186,000	425,000	450,000
Minimum [Member]
Share Capital (Details) [Line Items]
Percentage of interest		3.62%	0.39%	0.64%
Percentage of volatility		70.27%	67.95%	65.36%
Maximum [Member]
Share Capital (Details) [Line Items]
Percentage of interest		4.33%	3.03%	1.37%
Percentage of volatility		74.10%	72.27%	66.49%
Warrant [Member]
Share Capital (Details) [Line Items]
Exercised warrants (in Shares)	992,149
Exercised shares (in Shares)		186,000	425,000	450,000
Meitav Dash Purchase Agreement [Member]
Share Capital (Details) [Line Items]
Warants exercise, description		In 2021, one of the U.S investors exercised 450,000 warrants into 450,000 ordinary shares in return of $1,800. In 2022, three U.S investors exercised 425,000 warrants into 425,000 ordinary shares in return of $1,700. In 2023, Mr. Sagy exercised 186,000 warrants into 186,000 ordinary shares in return of $744. b)On February 17, 2021, the Company completed a registered direct offering providing for the sale and issuance of an aggregate of 2,000,000 ADSs at a purchase price of $17.50 per ADS, for aggregate gross proceeds of $35,000. The total issuance costs accumulated to $3,200.
Black Scholes Pricing Options [Member] | Minimum [Member]
Share Capital (Details) [Line Items]
Percentage of interest		4.33%
Percentage of volatility		72.10%
Term dividend yield		3 years 4 months 24 days
Black Scholes Pricing Options [Member] | Maximum [Member]
Share Capital (Details) [Line Items]
Percentage of interest		4.74%
Percentage of volatility		77.00%